Earning per share (Details) - Schedule of Diluted Earnings Per Share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Diluted Earnings Per Share [Line Items]
Total	16,058,816	4,942,916	5,685,893	966,184
Shares Issuable Upon Exchange of Exchangeable Shares [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	12,476	14,284
Shares of Common Stock Issuable Upon Conversion of Convertible Notes [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	13,466,543	2,354,268
2019 Public Warrants [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	290,690	290,690
2022 Unit Offering - Common Warrants [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	2,173,913	2,173,913
2022 Unit Offering - Underwriter Warrants [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	108,696	108,696
Unvested Restricted Stock Units [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	6,498	730
Unvested Restricted Stock Awards [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total		334